CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)
Cash flows from Operating Activities:
Net loss	$ (3,290,194)	€ (2,517,985)	€ (14,507,479)	€ (308,004)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Provision for loan losses	3,034,504	2,322,306	3,703,269	1,204,995
Net (gains)/loss on sale of premises and foreclosed assets	16,263	12,446	(9,155)	841
Net realized (gain)/loss on sales of available-for-sale securities	(457,607)	(350,207)	19,466	(114,959)
Other Than Temporary Impairment of AFS and HTM securities	536,326	410,450	9,173,713	89,497
Equity in earnings of equity method investees	(19,190)	(14,686)	(8,661)	(9,245)
Depreciation of premises and equipment	149,454	114,377	121,652	129,310
Amortization of software and other intangibles	143,617	109,910	98,930	79,906
Impairment of equity method investments	724	554	1,675	0
Share based payments	0	0	0	12,306
Pension liability	42,774	32,735	30,806	14,531
Provision for deferred income taxes	(47,167)	(36,096)	305,706	(217,867)
Net gains on the disposal of subsidiaries	(206,884)	(158,328)	0	0
Net (gain)/loss from changes in fair value of financial instruments designated at fair value	19,671	15,054	(37,429)	(239,649)
Gain on debt extinguishment	(11,352)	(8,688)	(7,651)	(10,855)
Other non cash items including provisions for contigencies and impairment of other assets	(34,423)	(26,344)	181,132	(11,364)
Changes in assets and liabilities
Trading assets, derivative instruments and financial assets mark to market through the profit and loss	(1,028,286)	(786,947)	384,594	1,415,211
Accrued interest receivable	41,141	31,485	39,501	(165,495)
Other assets	(427,214)	(326,947)	(356,537)	124,515
Accounts payable, accrued expenses and other liabilities	(602,542)	(461,125)	(125,197)	(878,344)
Insurance reserves	(255,837)	(195,792)	229,497	209,971
Cash flows provided by/(used in) operating activities	(2,235,222)	(1,710,615)	(343,753)	1,331,621
Activities in available-for-sale securities:
Purchases	9,944,669	7,610,655	10,021,825	16,243,881
Sales proceeds	10,274,106	7,862,773	7,679,578	13,883,742
Maturities, prepayments and calls	2,908,358	2,225,766	3,963,796	732,727
Activities in held-to-maturity securities:
Purchases	(832,485)	(637,101)	(200,554)	(1,290,903)
Maturities, prepayments and calls	784,667	600,506	321,362	8,614
Disposal of subsidiaries	48,952	37,463	0	0
Purchases of premises and equipment	(174,270)	(133,369)	(143,859)	(165,567)
Proceeds from sales of premises and equipment	4,728	3,618	21,246	7,684
Disposals / (acquisitions) of equity investments	(18,772)	(14,366)	(2,438)	(11,249)
Net cash provided by (used in):
Deposits with central bank	16,425	12,570	62,830	(40,482)
Loan Origination and principal collections	(420,125)	(321,522)	2,683,047	(3,309,256)
Securities purchased under agreements to resell	(209,108)	(160,030)	(526,885)	385,809
Interest bearing deposits with banks	1,033,687	791,081	2,542,254	(3,320,814)
Other	(144,485)	(110,574)	(76,492)	(91,645)
Cash flows provided by / (used in) investing activities	3,327,009	2,546,160	6,302,060	(9,455,221)
Cash flows from Financing Activities:
Proceeds from issuance of long-term debt	678,039	518,903	196,409	2,826,537
Principal repayments and retirements of long-term debt	(1,349,693)	(1,032,920)	(1,144,844)	(2,220,735)
Proceeds from issuance of common and preferred stock (net of issue costs of EUR 98,995 thousand in 2010, EUR 1,000 thousand in 2011 and EUR 10,000 thousand in 2012)	(13,067)	(10,000)	(1,000)	1,716,059
Purchases of treasury stock	(158,625)	(121,396)	(168,057)	(157,376)
Proceeds from sales of treasury stock	157,532	120,559	167,897	159,525
Acquisition of and increase of controling interest in subsidiary companies	(49,421)	(37,822)	(43,400)	(88,351)
Disposal of subsidiary shareholding without loss of control	0	0	2,055	1,375
Capital contribution by non-controlling interest holders	225	172	2,452	14,321
Dividends paid	0	0	(23,980)	(63,789)
Net cash provided by/(used in):
Deposits	(980,470)	(750,354)	(2,175,477)	6,080,178
Securities sold under agreements to repurchase	(253,064)	(193,670)	(2,236,050)	(947,151)
Other borrowed funds	1,438,244	1,100,688	(185,692)	800,879
Cash flows provided by/(used in) financing activities	(530,300)	(405,840)	(5,609,687)	8,121,472
Effect of exchange rate change on cash and due from banks	12,281	9,399	(67,041)	7,904
Net increase/(decrease) in cash and due from banks	573,768	439,104	281,579	5,776
Cash and due from banks at beginning of year	2,244,526	1,717,736	1,436,157	1,430,381
Cash and due from banks at end of year	2,818,293	2,156,840	1,717,736	1,436,157
Supplemental Disclosure of Cash Flow Information:
Income taxes	161,482	123,582	128,083	207,817
Interest	3,429,600	2,624,673	2,352,184	2,360,704
Issuance of 200,000,000 preference shares of par value EUR 5.0 each (see Note 32)	0	0	1,000,000	0
Fair value of interest retained (49%) in the former subsidiary Finans Pension (see Note 4)	$ 137,107		€ 0	€ 0